CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 812,277	$ 684,592
Restricted cash	8,780,443	17,572,732
Note receivable-bank acceptance note	8,010,228	9,925,155
Accounts receivable, net of allowance for doubtful accounts of $738,101 and $1,874,330 at December 31, 2015 and 2014, respectively	43,247,974	53,764,414
Inventories	27,276,221	20,137,901
Advance to suppliers	55,730,089	56,327,390
Other current assets	915,041	946,319
Total current assets	144,772,273	159,358,503
Property, plant and equipment, net	5,557,176	7,174,646
Land use rights, net	3,911,084	4,231,348
TOTAL ASSETS	154,240,533	170,764,497
Current Liabilities
Notes payable-bank acceptance notes	12,477,471	26,521,315
Short-term bank loans	17,714,928	18,711,357
Accounts payables	1,899,400	3,217,076
Customer deposits	309,147	588,005
Taxes payable	414,250	552,459
Other payables and accrued liabilities	1,669,670	1,622,958
Due to related party	65,769	69,469
Due to shareholder	282,499	$ 100,000
Bond payable - current portion	15,273,177
Total current liabilities	$ 50,106,311	$ 51,382,639
Bond payable		15,972,837
TOTAL LIABILITIES	$ 50,106,311	67,355,476
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,828,790 and 19,901,959 shares outstanding as of December 31, 2015 and 2014, respectively	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	5,631,373	5,021,752
Retained earnings	50,258,265	44,971,082
Treasury stock, at cost: 171,210 and 98,041 shares as of December 31, 2015 and 2014, respectively	(155,343)	(96,608)
Accumulated other comprehensive income	2,596,227	8,425,697
TOTAL SHAREHOLDERS' EQUITY	92,501,977	92,493,378
Non-controlling interest	11,632,245	10,915,643
TOTAL EQUITY	104,134,222	103,409,021
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 154,240,533	$ 170,764,497